DECONSOLIDATION OF DYNAMIC INDONESIA HOLDINGS LIMITED (Tables) - Seamless Group Inc [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
SCHEDULE OF RELATED PARTY TRANSACTIONS
	Six months ended June 30,
	2022	2021
	US$	US$
Sino Dynamic Solutions Limited
Purchase of intangible assets	-	2,705,677
Support and maintenance costs	459,893	463,828

	Years ended December 31,
	2021	2020
	US$	US$
Sino Dynamic Solutions Limited
Purchase of intangible assets	3,599,144	399,687
Support and maintenance costs	926,156	850,947

SCHEDULE OF RELATED PARTY BALANCES

	June 30, 2022	December 31, 2021
	US$	US$

Amounts due from related parties
PT Walletku Indompet Indonesia	—	1,280,488
Sino Dynamic Solutions Limited	2,286,790	965,843
Others	104,289	644,955
	2,391,079	2,891,286

Amounts due to related parties
Regal Planet Limited	49,421,214	47,545,616
Ripple Labs Singapore Pte. Ltd.	4,567,059	—
Mr. Alexander Kong	177,538	1,669,823
Others	1,781,066	2,949,956
	55,946,877	52,165,395

	December 31,
	2021	2020
	US$	US$

Amounts due from related parties
PT Walletku Indompet Indonesia	1,280,488	—
Sino Dynamic Solutions Limited	965,843	44,362
Others	644,955	100,560
	2,891,286	144,922

Amounts due to related parties
Regal Planet Limited	47,545,616	38,579,903
Mr. Alexander Kong	1,669,823	—
Others	2,949,956	2,562,825
	52,165,395	41,142,728